Capital and reserves - Summary Of Movements In GHL (Detail) shares in Thousands	6 Months Ended
Jun. 30, 2022 shares
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
In issue at December 31	3,619,098
Restricted ordinary shares issued but not paid	0
In issue - fully paid, beginning balance	3,619,098
Issued for acquisition of non-controlling interests (described below)	77,170
Issued in relation to business combination	8,194
Restricted share units vested	15,444
Exercise of share options	1,185
Restricted ordinary shares vested	0
Conversion of Class B ordinary shares to Class A ordinary shares	600
In issue at June 30 – fully paid	3,721,691
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
In issue at December 31	122,882
Restricted ordinary shares issued but not paid	(32,452)
In issue - fully paid, beginning balance	90,430
Issued for acquisition of non-controlling interests (described below)	0
Issued in relation to business combination	0
Restricted share units vested	112
Exercise of share options	7,356
Restricted ordinary shares vested	10,817
Conversion of Class B ordinary shares to Class A ordinary shares	(600)
In issue at June 30 – fully paid	108,115